Short-Term and Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Short-term and Long-term Debt
(in thousands)	As of June 30, 2022	As of December 31, 2021

Senior Secured Convertible Debenture	500	$500
EDIL Loan	200
Debt Discount	(417)	(467)
Senior Secured Convertible Debenture, net	283	33
Paycheck Protection Program loan	1,000	1,000
Paycheck Protection Program loan 2	1,900	1,900
IPFS Insurance Premium Note Payable	1	11
Total debt	3,184	2,944
Less current portion of long-term debt	(344)	(1,011)
Total long-term debt, net of current portion	$2,840	$1,933

(in thousands)	As of December 31, 2021	As of December 31, 2020
Senior Secured Convertible Debenture	500
Debt Discount	(467)	-
Senior Secured Convertible Debenture, net	33	-
Paycheck Protection Program loan	1,000	1,900
Paycheck Protection Program loan 2	1,900	-
IPFS Insurance Premium Note Payable	11	-
Total debt	2,944	1,900
Less current portion of long-term debt	(1,011)	-
Total long-term debt, net of current portion	$1,933	$1,900

Schedule of Short-term Related Party Debt

(in thousands)	As of June 30, 2022	As of December 31, 2021
Senior Secured Convertible Debenture - related party	$506	$346
Debt Discount-related party	(114)	(204)
Senior Secured Convertible Debenture - related party, net	$392	$142

(in thousands)	As of December 31, 2021	As of December 31, 2020
Senior Secured Convertible Debenture - related party	$346	$-
Debt Discount-related party	(204)
Senior Secured Convertible Debenture - related party, net	142	$-

Schedule of Debt Maturities	The following is a summary of scheduled debt maturities by year (in thousands):
2022	$1,393
2023	—
2024	—
2025	—
2026	2,183
Thereafter	—
Total debt	$3,576
The following is a summary of scheduled debt maturities by year (in thousands):
2022	$1,153
2023	-
2024	-
2025	-
2026	1,933
Thereafter	-
Total debt	$3,086